Acquisitions - Schedule of Unaudited Pro Forma Results of Operations (Details) (10-K) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2016
Business Combinations [Abstract]
Revenues	$ 27,386,898	$ 25,391,000
Cost of revenues	20,564,256	(16,809,000)
Operating expenses	12,764,435	(11,240,000)
Other incomes (expenses)		(1,036,000)
Income tax expense
Net loss	$ (6,611,846)	$ (3,694,000)
Net loss per common share		$ (0.86)
Weighted average outstanding common shares - basic and diluted		4,299,315